Investments and Derivative Instruments (US Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Document Period End Date	Dec. 31, 2012
GMWB reinsurance contracts
Notional Amount	$ 169,762	$ 141,436
Fair Value	(279)	(458)
United States of America [Member] | GMWB hedging instruments [Member]
GMWB reinsurance contracts
Notional Amount	18,622	16,406
Fair Value	572	894
United States of America [Member] | Customized swaps [Member] | GMWB hedging instruments [Member]
GMWB reinsurance contracts
Notional Amount	7,787	8,389
Fair Value	238	385
United States of America [Member] | Equity swaps, options and futures [Member] | GMWB hedging instruments [Member]
GMWB reinsurance contracts
Notional Amount	5,130	5,320
Fair Value	267	498
United States of America [Member] | Interest rate swaps and futures [Member] | GMWB hedging instruments [Member]
GMWB reinsurance contracts
Notional Amount	5,705	2,697
Fair Value	67	11
United States of America [Member] | Macro Hedge Program [Member]
GMWB reinsurance contracts
Notional Amount	7,442	6,819
Fair Value	286	357
United States of America [Member] | Macro Hedge Program [Member] | Equity Futures [Member]
GMWB reinsurance contracts
Notional Amount	0	59
Fair Value	0	0
United States of America [Member] | Macro Hedge Program [Member] | Stock Option [Member]
GMWB reinsurance contracts
Notional Amount	7,442	6,760
Fair Value	$ 286	$ 357